LONG-TERM DEBT AND LEASE OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
LONG-TERM DEBT AND LEASE OBLIGATIONS
Capital leases and mortgage notes		$ 49	$ 32
Unamortized note discounts		(126)	(129)
Total long-term debt		4,583	4,360
Less current portion		288	66
Long-term debt, net of current portion		4,295	4,294
6 1/2%, due 2012
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		6.50%	6.50%
Carrying amount		57	57
7 3/8%, due 2013
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		7.375%	7.375%
Carrying amount		216	216
9 7/8%, due 2014
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		9.875%	9.875%
Carrying amount		60	60
9 1/4%, due 2015
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		9.25%	9.25%
Carrying amount		474	474
8%, due 2020
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	8.00%	8.00%	8.00%
Carrying amount		600	600
6 7/8%, due 2031
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		6.875%	6.875%
Carrying amount		430	430
9%, due 2015
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		9.00%	9.00%
Carrying amount		1	1
6.25%, due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	6.25%	6.25%	6.25%
Carrying amount		900	900
10%, due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		10.00%	10.00%
Carrying amount		714	714
8 7/8%, due 2019
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		8.875%	8.875%
Carrying amount		925	925
Credit Facility due 2016
LONG-TERM DEBT AND LEASE OBLIGATIONS
Carrying amount		$ 283	$ 80